Commitments and contingencies	6 Months Ended
Jun. 30, 2026
Commitments And Contingencies [Abstract]
Commitments and contingencies
12.
Commitments and contingencies

The Company is party to certain management contracts. These contracts require payments of approximately $18,895,000 to directors, officers and consultants of the Company upon the occurrence of a change in control of the Company, as such term is defined by each respective consulting agreement. The Company is also committed to payments upon termination of approximately $8,646,000 pursuant to the terms of these contracts. As a triggering event has not taken place, these amounts have not been recorded in these consolidated financial statements.

The Company has been involved in a number of lawsuits challenging the Company’s environmental and construction license since 2016. The Company has been successful in defending these matters but the outcome of the ongoing legal proceedings cannot presently be determined.

On July 16, 2026, the Company become aware, through publicly available court records, that the Brazilian Federal Public Defender’s Office (Defensoria Pública da União), acting on behalf of certain indigenous organizations opposed to the Project, has filed a Suspensão de Tutela Provisória (an application to suspend provisional relief) directly with the President of the Brazilian Supreme Federal Court (Supremo Tribunal Federal). Although the Company has not yet been formally served with the filing, it voluntarily appeared in the proceeding and submitted its response. The application does not constitute a new lawsuit and does not introduce any new allegations or new underlying facts. The application is a procedural request within the scope of an existing Public Civil Action that was originally filed by the Brazilian Federal Public Prosecutor’s Office in December 2016 and has been the subject of extensive litigation over the past several years. The application seeks to overturn the recent decisions of the Federal Regional Court of the First Region that were issued in favor of the Company and the Indigenous Mura Council (Conselho Indígena Mura), and to suspend installation activities related to the Project. Subsequent to the filing, the Office of the Prosecutor General (Procuradoria-Geral da República, or "PGR") issued an opinion recommending that the application not be admitted on procedural grounds. The Company expects it will be successful in the motion but the outcome of the proceedings cannot be determined.